Finance lease receivables - Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance lease receivables.
At beginning of the financial year	$ 11,165	$ 2,684
Additions	13,904	16,396
Repayments	(7,525)	(7,915)	$ (7,842)
At end of the financial year	$ 17,544	$ 11,165	$ 2,684